Major customers and suppliers (Details Textual)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Sales Revenue, Net [Member]
Concentration Risk, Percentage	70.00%	80.00%
Major customer Two [Member] | Sales Revenue, Net [Member]
Concentration Risk, Percentage	10.00%
Major customer Two [Member] | Cost of Goods, Total [Member]
Concentration Risk, Percentage	25.00%	23.00%
Major customer Three [Member] | Cost of Goods, Total [Member]
Concentration Risk, Percentage	11.00%	10.00%
Major Customer One [Member] | Sales Revenue, Net [Member]
Concentration Risk, Percentage	16.00%	20.00%
Major Customer One [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage	12.00%	10.00%
Major Customer One [Member] | Cost of Goods, Total [Member]
Concentration Risk, Percentage	37.00%	23.00%